UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22801

Franklin ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

One Franklin Parkway

San Mateo, CA 94403-1096

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650-312-2000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

The Semi-Annual Report to Stockholders is filed herewith.

Franklin Short Duration U.S. Government ETF
FTSD | NYSE Arca, Inc.
Semi-Annual Shareholder Report | September 30, 2024

This semi-annual shareholder report contains important information about Franklin Short Duration U.S. Government ETF for the period April 1, 2024, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Franklin Short Duration U.S. Government ETF	$12	0.24%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$157,365,903
Total Number of Portfolio Holdings*	332
Portfolio Turnover Rate	52%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Short Duration U.S. Government ETF	PAGE 1	FTSD-STSR-1124

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin Short Duration U.S. Government ETF
Financial Statements and Other Important Information
Semi-Annual  | September 30, 2024

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
September 30, 2024
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — 40.8%
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K043 A2	3.062%	12/25/24	$1,338,221	$1,330,610
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K053 A2	2.995%	12/25/25	1,500,000	1,477,869
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF30 A (30 Day Average SOFR + 0.484%)	5.831%	3/25/27	16,276	16,246 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF40 A (30 Day Average SOFR + 0.454%)	5.801%	11/25/27	126,118	125,640 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF41 A (30 Day Average SOFR + 0.414%)	5.761%	11/25/24	11,601	11,597 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF42 A (30 Day Average SOFR + 0.364%)	5.711%	12/25/24	91,348	91,350 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF43 A (30 Day Average SOFR + 0.354%)	5.701%	1/25/28	385,257	381,950 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF44 A (30 Day Average SOFR + 0.304%)	5.651%	2/25/25	130,408	130,262 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF45 A (30 Day Average SOFR + 0.324%)	5.671%	3/25/25	220,286	220,019 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF47 A (30 Day Average SOFR + 0.344%)	5.691%	5/25/25	49,289	49,206 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF48 A (30 Day Average SOFR + 0.404%)	5.751%	6/25/28	274,096	272,116 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF51 A (30 Day Average SOFR + 0.514%)	5.861%	8/25/25	91,199	91,192 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF56 A (30 Day Average SOFR + 0.674%)	6.021%	11/25/28	491,964	493,086 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF57 A (30 Day Average SOFR + 0.65448%)	6.001%	12/25/28	1,026,481	1,030,200 (b)
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF58 A (30 Day Average SOFR + 0.614%)	5.961%	1/25/26	$515,852	$515,921 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF59 A (30 Day Average SOFR + 0.654%)	6.001%	2/25/29	502,537	503,336 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF60 A (30 Day Average SOFR + 0.604%)	5.951%	2/25/26	1,130,083	1,131,485 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF61 A (30 Day Average SOFR + 0.644%)	5.991%	3/25/29	1,599,397	1,606,865 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF62 A (30 Day Average SOFR + 0.594%)	5.941%	4/25/26	847,365	848,081 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF63 A (30 Day Average SOFR + 0.554%)	5.901%	5/25/29	1,031,200	1,031,895 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF64 A (30 Day Average SOFR + 0.554%)	5.901%	6/25/26	498,024	497,344 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF65 A (30 Day Average SOFR + 0.634%)	5.981%	7/25/29	607,863	609,219 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF67 A (30 Day Average SOFR + 0.634%)	5.981%	8/25/29	950,235	953,028 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF68 A (30 Day Average SOFR + 0.604%)	5.951%	7/25/26	879,854	880,782 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF70 A (30 Day Average SOFR + 0.634%)	5.981%	9/25/29	526,647	527,998 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF72 A (30 Day Average SOFR + 0.614%)	5.961%	10/25/26	1,334,574	1,333,881 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF75 AL (30 Day Average SOFR + 0.624%)	5.971%	12/25/29	1,328,890	1,322,531 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF77 AL (30 Day Average SOFR + 0.814%)	6.161%	2/25/27	591,832	593,850 (b)
See Notes to Financial Statements.

Franklin Short Duration U.S. Government ETF 2024 Semi-Annual Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF78 AL (30 Day Average SOFR + 0.914%)	6.261%	3/25/30	$1,092,135	$1,100,312 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF79 AL (30 Day Average SOFR + 0.584%)	5.931%	5/25/30	1,107,937	1,109,747 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF80 AL (30 Day Average SOFR + 0.554%)	5.901%	6/25/30	1,353,665	1,354,026 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF81 AL (30 Day Average SOFR + 0.474%)	5.821%	6/25/27	249,767	249,347 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF82 AL (30 Day Average SOFR + 0.484%)	5.831%	6/25/30	838,798	839,569 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF83 AL (30 Day Average SOFR + 0.474%)	5.821%	6/25/30	464,977	465,408 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF84 AL (30 Day Average SOFR + 0.414%)	5.761%	7/25/30	1,245,173	1,230,942 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF85 AL (30 Day Average SOFR + 0.414%)	5.761%	8/25/30	278,875	277,740 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF86 AL (30 Day Average SOFR + 0.404%)	5.751%	8/25/27	633,926	630,270 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF87 AL (30 Day Average SOFR + 0.464%)	5.811%	8/25/30	948,373	943,659 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF88 AL (30 Day Average SOFR + 0.444%)	5.791%	9/25/30	733,352	732,208 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF89 AL (30 Day Average SOFR + 0.434%)	5.781%	9/25/30	1,234,078	1,227,257 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF94 AL (30 Day Average SOFR + 0.414%)	5.761%	11/25/30	506,721	505,384 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF96 AL (30 Day Average SOFR + 0.374%)	5.721%	12/25/30	1,099,011	1,090,148 (b)
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF98 AL (30 Day Average SOFR + 0.284%)	5.631%	12/25/30	$610,764	$610,091 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF99 AS (30 Day Average SOFR + 0.200%)	5.546%	12/25/30	988,881	974,055 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF129 AS (30 Day Average SOFR + 0.250%)	5.596%	1/25/29	783,911	776,400 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF130 AS (30 Day Average SOFR + 0.290%)	5.636%	1/25/29	2,536,729	2,515,435 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF132 AS (30 Day Average SOFR + 0.390%)	5.736%	2/25/32	1,329,223	1,320,079 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF135 AS (30 Day Average SOFR + 0.370%)	5.716%	5/25/29	2,640,011	2,629,055 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF137 AS (30 Day Average SOFR + 0.450%)	5.796%	4/25/32	2,099,502	2,091,167 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF138 AS (30 Day Average SOFR + 0.480%)	5.826%	6/25/32	2,501,002	2,495,603 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF139 AS (30 Day Average SOFR + 0.540%)	5.886%	6/25/32	2,394,990	2,398,974 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF160 AS (30 Day Average SOFR + 0.700%)	6.046%	10/25/30	1,364,573	1,371,875 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF163 AS (30 Day Average SOFR + 0.580%)	5.926%	4/25/34	1,049,994	1,049,760 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K-F112 AS (30 Day Average SOFR + 0.230%)	5.576%	4/25/31	762,635	756,161 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3736 FN (30 Day Average SOFR + 0.564%)	5.907%	10/15/40	985,774	979,505 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4952 PD, PAC	2.000%	2/25/50	829,772	708,472
See Notes to Financial Statements.

Franklin Short Duration U.S. Government ETF 2024 Semi-Annual Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5009 BH	0.750%	5/25/44	$1,478,600	$1,189,676
Federal National Mortgage Association (FNMA) ACES, 2020-M42 A1	0.785%	7/25/30	2,190,105	2,065,601
Federal National Mortgage Association (FNMA) REMIC, 2011-96 FA (30 Day Average SOFR + 0.564%)	5.845%	10/25/41	1,215,085	1,211,148 (b)
Federal National Mortgage Association (FNMA) REMIC, 2013-3 BQ, PAC	1.750%	1/25/43	875,509	771,105
Federal National Mortgage Association (FNMA) REMIC, 2016-62 FH (30 Day Average SOFR + 0.514%)	5.795%	9/25/46	678,362	674,097 (b)
Federal National Mortgage Association (FNMA) REMIC, 2016-75 FC (30 Day Average SOFR + 0.514%)	5.795%	10/25/46	594,008	590,391 (b)
Federal National Mortgage Association (FNMA) REMIC, 2017-20 JA, PAC	3.000%	10/25/45	796,966	776,699
Federal National Mortgage Association (FNMA) REMIC, 2018-70 HF (30 Day Average SOFR + 0.464%)	5.745%	10/25/58	1,192,704	1,175,071 (b)
Federal National Mortgage Association (FNMA) REMIC, 2019-38 CF (30 Day Average SOFR + 0.56448%)	5.845%	7/25/49	1,456,403	1,442,089 (b)
Federal National Mortgage Association (FNMA) REMIC, 2019-47 FB (30 Day Average SOFR + 0.514%)	5.795%	5/25/40	352,170	349,565 (b)
Government National Mortgage Association (GNMA), 2007-20 FM (1 mo. Term SOFR + 0.414%)	5.375%	4/20/37	1,101,034	1,099,776 (b)
Government National Mortgage Association (GNMA), 2010-12 FD (1 mo. Term SOFR + 0.714%)	5.811%	1/16/40	862,922	864,579 (b)
Government National Mortgage Association (GNMA), 2011-80 FC (1 mo. Term SOFR + 0.444%)	5.405%	6/20/41	1,512,999	1,499,717 (b)

Total Collateralized Mortgage Obligations (Cost — $65,386,516)				64,219,722
U.S. Government & Agency Obligations — 29.6%
U.S. Government Agencies — 1.1%
Export-Import Bank of the United States, Secured Notes	2.628%	11/12/26	634,678	621,042
United States International Development Finance Corp. Senior Notes	4.010%	5/15/30	1,080,000	1,077,713
Total U.S. Government Agencies				1,698,755
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

U.S. Government Obligations — 28.5%
U.S. Treasury Notes	2.750%	5/15/25	$2,500,000	$2,476,933
U.S. Treasury Notes	4.750%	7/31/25	7,000,000	7,038,031
U.S. Treasury Notes	3.125%	8/15/25	18,700,000	18,552,271
U.S. Treasury Notes	4.500%	11/15/25	9,000,000	9,059,062
U.S. Treasury Notes	4.875%	4/30/26	2,700,000	2,746,512
U.S. Treasury Notes	4.125%	6/15/26	5,000,000	5,034,375
Total U.S. Government Obligations				44,907,184

Total U.S. Government & Agency Obligations (Cost — $46,380,922)				46,605,939
Mortgage-Backed Securities — 25.8%
FHLMC — 3.5%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/26	53,166	52,573
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	3/1/49	723,315	704,326
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.347%)	5.783%	3/1/35	61,174	62,698 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.475%)	7.114%	8/1/34	60,076	61,865 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.520%)	5.978%	4/1/36	33,566	34,491 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.558%)	7.025%	2/1/36	17,657	17,868 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.622%)	7.409%	9/1/36	488	501 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.623%)	6.276%	12/1/36	21,902	22,700 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.638%)	7.197%	5/1/36	7,716	7,799 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.644%)	6.138%	6/1/37	30,091	30,794 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.647%)	5.936%	1/1/37	5,300	5,483 (b)
See Notes to Financial Statements.

Franklin Short Duration U.S. Government ETF 2024 Semi-Annual Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.652%)	6.938%	1/1/36	$4,943	$5,119 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.660%)	5.946%	1/1/38	14,914	15,141 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.672%)	6.685%	12/1/35	59,239	60,026 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.733%)	7.606%	10/1/36	4,918	5,027 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.740%)	6.054%	1/1/37	1,543	1,570 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.746%)	7.381%	1/1/42	43,104	44,780 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.750%)	6.780%	4/1/34	2,532	2,551 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.750%)	6.470%	3/1/35	50,191	50,863 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.761%)	7.379%	5/1/35	1,410	1,429 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.769%)	6.384%	9/1/37	279,957	291,036 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.775%)	6.731%	5/1/42	264,701	275,016 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.782%)	6.744%	5/1/35	99,103	103,063 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.802%)	6.426%	3/1/35	19,305	20,003 (b)
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.817%)	6.947%	7/1/43	$719,384	$748,576 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.827%)	6.877%	9/1/36	2,859	2,910 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.840%)	6.608%	11/1/42	225,036	232,816 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.849%)	7.499%	9/1/36	22,804	23,660 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.858%)	6.633%	9/1/35	51,096	51,959 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.861%)	7.104%	1/1/36	9,793	9,987 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.861%)	7.173%	8/1/36	1,073	1,098 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.863%)	6.994%	7/1/35	2,516	2,571 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.872%)	6.640%	1/1/36	3,802	3,877 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.877%)	7.172%	3/1/36	127,737	133,011 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.882%)	7.214%	4/1/37	20,586	20,885 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.958%)	7.175%	9/1/36	8,818	8,962 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.980%)	7.487%	6/1/37	545	554 (b)
See Notes to Financial Statements.

Franklin Short Duration U.S. Government ETF 2024 Semi-Annual Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 2.029%)	6.389%	3/1/36	$1,754	$1,793 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 1.695%)	6.582%	7/1/29	11,414	11,388 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 1.975%)	7.087%	7/1/33	16,299	16,813 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 1.975%)	7.100%	8/1/33	5,205	5,300 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.219%)	6.344%	10/1/33	49,567	51,423 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.225%)	6.420%	10/1/33	7,521	7,747 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.225%)	6.350%	11/1/33	61,135	63,045 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.225%)	6.984%	1/1/35	3,634	3,764 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.238%)	6.789%	7/1/37	19,212	19,811 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.238%)	6.727%	1/1/38	292,912	304,651 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.245%)	6.619%	10/1/35	41,122	42,819 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.245%)	6.370%	1/1/36	5,660	5,889 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.248%)	6.669%	6/1/37	48,261	49,691 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.905%	9/1/33	1,630	1,681 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.375%	11/1/33- 11/1/34	47,007	48,560 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	7.375%	7/1/34	69,334	72,174 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.482%	2/1/35	13,216	13,749 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	7.370%	7/1/36	14,278	14,880 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.424%	10/1/38	30,181	30,780 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.251%)	6.477%	2/1/36	17,610	18,340 (b)
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.251%)	6.673%	11/1/36	$6,528	$6,750 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.252%)	6.984%	7/1/35	142,939	148,872 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.266%)	6.987%	6/1/34	12,638	13,017 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.268%)	6.981%	9/1/36	671,728	700,171 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.314%)	6.766%	5/1/36	559,796	583,208 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.341%)	6.988%	3/1/35	5,262	5,479 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.357%)	6.751%	1/1/28	187	187 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.360%)	6.808%	9/1/29	31,674	31,870 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.368%)	7.007%	1/1/37	10,579	10,905 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.375%)	6.500%	9/1/27	1	1 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.409%)	6.534%	11/1/33	22,259	22,863 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.500%)	7.042%	12/1/35	96,662	100,756 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.794%)	7.283%	1/1/29	743	742 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.835%)	7.064%	10/1/29	1,876	1,890 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 2.336%)	7.501%	9/1/30	167	168 (b)
Total FHLMC				5,528,765
FNMA — 20.1%
Federal National Mortgage Association (FNMA)	3.500%	9/1/25- 5/1/31	290,126	287,491
Federal National Mortgage Association (FNMA)	5.500%	3/1/53	6,623,979	6,706,039
Federal National Mortgage Association (FNMA)	6.000%	7/1/53- 9/1/53	11,285,815	11,543,363
Federal National Mortgage Association (FNMA)	5.500%	10/1/54	6,017,000	6,087,614 (c)
See Notes to Financial Statements.

Franklin Short Duration U.S. Government ETF 2024 Semi-Annual Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.775%)	6.362%	3/1/36	$8,090	$8,238 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.334%)	6.689%	10/1/34	13,004	13,155 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.344%)	7.195%	6/1/35	28,850	29,256 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.358%)	5.827%	2/1/35	22,645	22,804 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.365%)	6.320%	10/1/35	2,812	2,869 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.434%)	5.749%	12/1/33	736	744 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.445%)	5.695%	1/1/35	26,921	27,053 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.450%)	6.976%	2/1/36	13,621	14,087 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.515%)	7.355%	7/1/35	3,880	4,023 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.540%)	5.916%	1/1/35	12,514	12,900 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.543%)	6.543%	3/1/34	48,663	49,755 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.565%)	6.190%	4/1/33	4,429	4,473 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.568%)	5.905%	1/1/35	7,018	7,205 (b)
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.595%)	5.970%	1/1/33	$9,862	$9,938 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.606%)	6.710%	7/1/36	23,390	23,691 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.611%)	6.688%	1/1/38	34,050	35,289 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.617%)	5.867%	12/1/34	3,064	3,154 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.620%)	5.945%	2/1/35	5,919	6,115 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.624%)	7.168%	11/1/35	82,747	85,638 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.625%)	6.222%	3/1/35	692	696 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.631%)	5.896%	1/1/35	4,397	4,439 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.638%)	6.733%	4/1/40	135,764	138,155 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.643%)	6.018%	12/1/32	1,028	1,040 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.643%)	6.897%	8/1/38	142,659	147,452 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.644%)	6.836%	11/1/36	13,336	13,785 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.650%)	5.900%	11/1/34	3,333	3,421 (b)
See Notes to Financial Statements.

Franklin Short Duration U.S. Government ETF 2024 Semi-Annual Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.651%)	6.575%	5/1/35	$13,040	$13,521 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.656%)	6.848%	3/1/42	135,332	139,883 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.663%)	6.392%	9/1/37	72,975	75,495 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.665%)	6.875%	7/1/35	22,243	22,434 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.666%)	5.917%	12/1/34	7,715	7,819 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.676%)	6.027%	1/1/35	23,746	24,316 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.690%)	5.940%	12/1/39	12,537	12,978 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.691%)	6.128%	12/1/34	73,945	74,990 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.701%)	6.305%	3/1/35	2,500	2,539 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.703%)	5.953%	7/1/35	3,711	3,765 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.704%)	7.394%	6/1/36	12,804	13,200 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.707%)	7.219%	11/1/36	56,593	57,723 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.714%)	6.698%	7/1/42	808,108	837,209 (b)
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.718%)	6.794%	9/1/37	$231,463	$239,671 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.720%)	6.964%	8/1/37	38,886	39,245 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.722%)	6.023%	1/1/37	18,050	18,257 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.729%)	6.902%	5/1/38	525,650	542,000 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.730%)	7.654%	6/1/35	5,198	5,323 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.742%)	7.113%	10/1/34	2,317	2,332 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.750%)	6.000%	10/1/33	15,998	16,150 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.750%)	6.229%	3/1/35	17,661	17,922 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.750%)	7.040%	9/1/35	55,152	56,257 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.765%)	7.140%	5/1/35	37,907	38,953 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.770%)	6.614%	8/1/44	920,991	956,437 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.796%)	6.872%	9/1/42	407,313	422,807 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.810%)	6.860%	10/1/40	199,295	207,249 (b)
See Notes to Financial Statements.

Franklin Short Duration U.S. Government ETF 2024 Semi-Annual Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.811%)	6.256%	1/1/41	$99,998	$103,793 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.820%)	6.195%	12/1/35	13,454	13,902 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.833%)	7.536%	9/1/40	32,162	33,504 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.838%)	6.409%	5/1/35	38,211	39,588 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.844%)	7.594%	9/1/37	258	265 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.860%)	7.393%	5/1/37	70,787	72,454 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.870%)	7.811%	8/1/36	34,359	35,032 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.934%)	6.993%	8/1/37	18,737	19,504 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 2.377%)	7.159%	3/1/36	9,088	9,559 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 1.884%)	6.555%	8/1/29	91	91 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 1.999%)	6.124%	12/1/34	3,091	3,165 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.002%)	6.127%	9/1/34	3,570	3,653 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.046%)	6.171%	12/1/33	40,093	40,868 (b)
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.073%)	6.609%	2/1/37	$13,270	$13,294 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.075%)	7.118%	3/1/33	17,545	17,815 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.089%)	6.769%	4/1/40	18,959	19,507 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.135%)	7.159%	5/1/36	14,614	15,061 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.155%)	6.280%	1/1/33	6,749	6,918 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.162%)	7.163%	9/1/35	37,594	38,874 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.162%)	6.722%	12/1/37	13,591	14,143 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.170%)	6.444%	9/1/39	195	196 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.182%)	7.307%	8/1/32	3,229	3,311 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.185%)	6.981%	5/1/36	8,086	8,331 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.186%)	6.393%	9/1/33	1,411	1,423 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.187%)	6.333%	6/1/32	45	45 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.192%)	6.458%	10/1/34	33,177	34,241 (b)
See Notes to Financial Statements.

Franklin Short Duration U.S. Government ETF 2024 Semi-Annual Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.193%)	6.421%	2/1/35	$16,458	$16,990 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.194%)	6.596%	9/1/39	24,415	25,279 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.204%)	6.741%	12/1/40	25,317	26,178 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.210%)	6.335%	12/1/34	28,020	29,125 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.215%)	7.286%	8/1/28	4	4 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.219%)	6.900%	12/1/40	357,653	372,384 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.223%)	7.223%	6/1/35	12,285	12,718 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.223%)	6.694%	7/1/38	81,344	83,617 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.230%)	6.790%	5/1/33	5,063	5,146 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.230%)	7.355%	7/1/35	14,493	14,883 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.241%)	6.960%	12/1/40	113,572	118,304 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.243%)	7.249%	3/1/38	2,378	2,439 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.249%)	7.185%	8/1/39	1,832	1,879 (b)
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.261%)	7.254%	4/1/34	$21,594	$22,252 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.273%)	7.398%	11/1/34	8,148	8,420 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.282%)	6.445%	10/1/33	1,005	1,048 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.283%)	6.857%	8/1/36	51,750	53,899 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.290%)	7.290%	5/1/33	17,621	18,334 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.293%)	6.802%	9/1/35	39,826	41,025 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.303%)	6.643%	10/1/34	7,214	7,442 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.321%)	6.875%	7/1/33	73	74 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.331%)	7.045%	1/1/32	1,565	1,583 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.484%)	7.173%	7/1/28	217	218 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.486%)	6.611%	5/1/35	7,494	7,725 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.515%)	7.228%	1/1/28	220	220 (b)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 3.088%)	7.987%	12/1/30	129	129 (b)
See Notes to Financial Statements.

Franklin Short Duration U.S. Government ETF 2024 Semi-Annual Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 0.845%)	5.845%	11/1/33	$204	$203 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 0.926%)	5.426%	9/1/33	417	415 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.169%)	6.794%	3/1/28	427	427 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.355%)	6.342%	5/1/32	808	805 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.373%)	7.033%	9/1/27	636	636 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.375%)	7.000%	11/1/33	58	58 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.412%)	6.701%	8/1/33	1,947	1,993 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.430%)	7.075%	2/1/36	88,097	88,593 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.490%)	7.133%	3/1/35	35,542	36,303 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.494%)	6.643%	4/1/36	1,377	1,393 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.496%)	7.156%	5/1/36	7,105	7,258 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.498%)	6.362%	11/1/35	2,687	2,715 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.508%)	7.169%	1/1/35	1,298	1,318 (b)
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.510%)	7.152%	2/1/33	$44,075	$44,797 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.518%)	6.268%	11/1/33	1,318	1,312 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.550%)	7.175%	5/1/33- 5/1/35	4,941	4,958 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.550%)	7.207%	3/1/34	2,250	2,300 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.550%)	7.179%	3/1/36	1,430	1,471 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.550%)	6.623%	4/1/36	3,297	3,334 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.565%)	7.235%	6/1/35	5,306	5,406 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.565%)	7.303%	7/1/35	3,713	3,766 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.570%)	6.320%	11/1/35	3,026	3,059 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.570%)	6.680%	11/1/35	197,050	201,737 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.600%)	6.767%	6/1/34	48,104	48,729 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.680%)	7.305%	4/1/36	1,582	1,616 (b)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.745%)	7.063%	2/1/35	8,358	8,334 (b)
See Notes to Financial Statements.

Franklin Short Duration U.S. Government ETF 2024 Semi-Annual Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.770%)	6.520%	11/1/34	$11,925	$11,920 (b)
Federal National Mortgage Association (FNMA) (Enterprise 11th District COFI Replacement Index + 1.254%)	4.481%	10/1/27	32	32 (b)
Federal National Mortgage Association (FNMA) (Enterprise 11th District COFI Replacement Index + 1.254%)	4.496%	8/1/28	8,388	8,277 (b)
Federal National Mortgage Association (FNMA) (Enterprise 11th District COFI Replacement Index + 1.695%)	4.935%	8/1/29	2,549	2,529 (b)
Federal National Mortgage Association (FNMA) (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.400%)	6.563%	6/1/40- 11/1/40	22,184	22,445 (b)
Federal National Mortgage Association (FNMA) (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.665%)	6.853%	11/1/35	13,922	14,175 (b)
Federal National Mortgage Association (FNMA) (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.668%)	6.823%	11/1/35	8,859	9,049 (b)
Federal National Mortgage Association (FNMA) (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.831%)	7.005%	11/1/35	9,093	9,324 (b)
Federal National Mortgage Association (FNMA) (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.851%)	7.024%	11/1/35	7,968	8,176 (b)
Federal National Mortgage Association (FNMA) (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.877%)	7.043%	11/1/35	74,670	76,190 (b)
Federal National Mortgage Association (FNMA) (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.894%)	7.058%	11/1/35	14,171	14,506 (b)
Federal National Mortgage Association (FNMA) (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.902%)	7.062%	11/1/35	18,671	19,115 (b)
Federal National Mortgage Association (FNMA) (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.920%)	7.090%	10/1/35	52,754	54,018 (b)
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.952%)	7.116%	11/1/35	$24,952	$25,558 (b)
Federal National Mortgage Association (FNMA) (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.981%)	7.149%	11/1/35	14,048	14,395 (b)
Federal National Mortgage Association (FNMA) (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 2.004%)	7.214%	11/1/35	68,263	70,294 (b)
Federal National Mortgage Association (FNMA) (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 2.060%)	7.222%	10/1/35	136,684	140,313 (b)
Federal National Mortgage Association (FNMA) (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 2.192%)	7.317%	10/1/36	22,500	23,309 (b)
Federal National Mortgage Association (FNMA) (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 2.231%)	7.398%	9/1/36	14,541	15,091 (b)
Federal National Mortgage Association (FNMA) (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 2.247%)	7.419%	5/1/36	28,410	29,341 (b)
Total FNMA				31,603,202
GNMA — 2.2%
Government National Mortgage Association (GNMA) II	5.000%	10/20/54	3,470,000	3,476,098 (c)

Total Mortgage-Backed Securities (Cost — $40,591,369)				40,608,065
Corporate Bonds & Notes — 0.7%
Energy — 0.5%
Oil, Gas & Consumable Fuels — 0.5%
Petroleos Mexicanos, Senior Notes	2.378%	4/15/25	140,000	137,644
Reliance Industries Ltd., Senior Notes	2.060%	1/15/26	375,000	367,855
Reliance Industries Ltd., Senior Notes	2.512%	1/15/26	281,250	276,474

Total Energy				781,973
Financials — 0.2%
Financial Services — 0.2%
KE Export Leasing 2013-A LLC, Senior Notes (3 mo. Term SOFR + 0.492%)	5.553%	2/28/25	89,846	89,936 (b)
MSN 41079 and 41084 Ltd., Senior Notes	1.631%	12/14/24	115,182	114,401
See Notes to Financial Statements.

Franklin Short Duration U.S. Government ETF 2024 Semi-Annual Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financial Services — continued
Ulani MSN 37894, Senior Notes	2.184%	12/20/24	$86,957	$86,426

Total Financials				290,763
Total Corporate Bonds & Notes (Cost — $1,087,527)				1,072,736
Total Investments before Short-Term Investments (Cost — $153,446,334)				152,506,462
			Shares
Short-Term Investments — 7.1%
Institutional Fiduciary Trust, Money Market Portfolio (Cost — $11,154,650)	4.740%		11,154,650	11,154,650 (d)(e)
Total Investments — 104.0% (Cost — $164,600,984)				163,661,112
Liabilities in Excess of Other Assets — (4.0)%				(6,295,209)
Total Net Assets — 100.0%				$157,365,903

(a)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2024, the Fund held TBA securities with a total cost of $9,592,706.
(d)	The rate shown is the annualized seven-day effective yield at period end.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2024, the total market value of investments in Affiliated
Companies was $11,154,650 and the cost was $11,154,650 (Note 6).

Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
CMT	—	Constant Maturity Treasury
IBOR	—	Interbank Offered Rate
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Franklin Short Duration U.S. Government ETF
At September 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	230	12/24	$47,797,167	$47,895,703	$98,536
U.S. Treasury 5-Year Notes	14	12/24	1,536,299	1,538,360	2,061
					100,597
Contracts to Sell:
U.S. Treasury 10-Year Notes	79	12/24	9,013,294	9,028,219	(14,925)
U.S. Treasury Long-Term Bonds	25	12/24	3,109,338	3,104,688	4,650
U.S. Treasury Ultra 10-Year Notes	6	12/24	708,902	709,781	(879)
					(11,154)
Net unrealized appreciation on open futures contracts					$89,443
See Notes to Financial Statements.

Franklin Short Duration U.S. Government ETF 2024 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
September 30, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $153,446,334)	$152,506,462
Investments in affiliated securities, at value (Cost — $11,154,650)	11,154,650
Receivable for Fund shares sold	2,279,344
Interest and dividends receivable	753,867
Deposits with brokers for open futures contracts	272,889
Receivable for securities sold	78,541
Total Assets	167,045,753
Liabilities:
Payable for securities purchased	9,615,215
Payable to brokers — net variation margin on open futures contracts	35,312
Investment management fee payable	29,323
Total Liabilities	9,679,850
Total Net Assets	$157,365,903
Net Assets:
Paid-in capital	$184,783,067
Total distributable earnings (loss)	(27,417,164)
Total Net Assets	$157,365,903
Shares Outstanding	1,726,000
Net Asset Value	$91.17
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2024 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended September 30, 2024

Investment Income:
Interest	$3,588,817
Dividends from affiliated investments	139,614
Total Investment Income	3,728,431
Expenses:
Investment management fee (Note 2)	188,141
Total Expenses	188,141
Less: Fee waivers and/or expense reimbursements (Note 2)	(10,021)
Net Expenses	178,120
Net Investment Income	3,550,311
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	146,156
Futures contracts	(51,589)
Net Realized Gain	94,567
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	1,542,090
Futures contracts	206,718
Change in Net Unrealized Appreciation (Depreciation)	1,748,808
Net Gain on Investments and Futures Contracts	1,843,375
Increase in Net Assets From Operations	$5,393,686
See Notes to Financial Statements.

Franklin Short Duration U.S. Government ETF 2024 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended September 30, 2024 (unaudited) and the Year Ended March 31, 2024	September 30	March 31
Operations:
Net investment income	$3,550,311	$7,133,783
Net realized gain (loss)	94,567	(2,125,398)
Change in net unrealized appreciation (depreciation)	1,748,808	1,774,467
Increase in Net Assets From Operations	5,393,686	6,782,852
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(3,634,084)	(7,618,264)
Decrease in Net Assets From Distributions to Shareholders	(3,634,084)	(7,618,264)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (100,000 and 125,000 shares issued, respectively)	9,037,929	11,197,275
Cost of shares repurchased (25,000 and 725,000 shares repurchased, respectively)	(2,244,393)	(65,161,071)
Increase (Decrease) in Net Assets From Fund Share Transactions	6,793,536	(53,963,796)
Increase (Decrease) in Net Assets	8,553,138	(54,799,208)
Net Assets:
Beginning of period	148,812,765	203,611,973
End of period	$157,365,903	$148,812,765
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2024 Semi-Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2024[1,2]	2024[1]	2023[1]	2022[1]	2021[1]	2020[1]
Net asset value, beginning of period	$90.13	$90.45	$92.17	$95.24	$94.84	$94.40
Income (loss) from operations:
Net investment income	2.13	3.75	1.65	0.41	0.79	2.11
Net realized and unrealized gain (loss)	1.10	(0.12)	(1.46)	(2.72)	0.89	0.85
Total income (loss) from operations	3.23	3.63	0.19	(2.31)	1.68	2.96
Less distributions from:
Net investment income	(2.19)	(3.95)	(1.91)	(0.76)	(1.28)	(2.52)
Total distributions	(2.19)	(3.95)	(1.91)	(0.76)	(1.28)	(2.52)
Net asset value, end of period	$91.17	$90.13	$90.45	$92.17	$95.24	$94.84
Total return, based on NAV[3]	3.64%	4.13%	0.24%	(2.45)%	1.77%	3.18%
Net assets, end of period (millions)	$157	$149	$204	$360	$436	$187
Ratios to average net assets:
Gross expenses	0.25%[4]	0.25%	0.25%	0.30%	0.37%	0.43%
Net expenses[5]	0.24 [4]	0.24	0.24	0.25	0.24	0.23
Net investment income	4.72 [4]	4.17	1.82	0.43	0.82	2.23
Portfolio turnover rate	52%	106%[6]	197%[6]	157%[6]	210%[6]	169%[6]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended September 30, 2024 (unaudited).
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects fee waivers and/or expense reimbursements.
[6]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years presented would have been 85%, 108%, 84%, 190% and 105%.

See Notes to Financial Statements.

Franklin Short Duration U.S. Government ETF 2024 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Franklin Short Duration U.S. Government ETF (the “Fund”) is a separate diversified investment series of Franklin ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETFs”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.
The Fund seeks to provide a high level of current income as is consistent with prudent investing, while seeking preservation of capital.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and
Franklin Short Duration U.S. Government ETF 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Franklin Short Duration U.S. Government ETF 2024 Semi-Annual Report

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Collateralized Mortgage Obligations	—	$64,219,722	—	$64,219,722
U.S. Government & Agency Obligations	—	46,605,939	—	46,605,939
Mortgage-Backed Securities	—	40,608,065	—	40,608,065
Corporate Bonds & Notes	—	1,072,736	—	1,072,736
Total Long-Term Investments	—	152,506,462	—	152,506,462
Short-Term Investments†	$11,154,650	—	—	11,154,650
Total Investments	$11,154,650	$152,506,462	—	$163,661,112
Franklin Short Duration U.S. Government ETF 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$105,247	—	—	$105,247
Total	$11,259,897	$152,506,462	—	$163,766,359
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$15,804	—	—	$15,804

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the

Franklin Short Duration U.S. Government ETF 2024 Semi-Annual Report

purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(d) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(e) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(f) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
Franklin Short Duration U.S. Government ETF 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(g) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(h) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Franklin Short Duration U.S. Government ETF 2024 Semi-Annual Report

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of September 30, 2024, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(i) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(j) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(k) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing
Franklin Short Duration U.S. Government ETF 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(l) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Adviser, Inc. (“Advisers”) is the Fund’s investment manager and Franklin Templeton Services, LLC (“FT Services”) is the Fund’s Administrative manager. Advisers and FT Services are subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
The Fund pays Advisers a unified management fee for managing the Fund’s assets, as approved by the Board. Pursuant to the investment management agreement with the Trust on behalf of the Fund effective October 1, 2021, Advisers reimburses the Fund for all acquired fund fees and expenses (such as those associated with the Fund’s investment in a Franklin Templeton money fund) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s management fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The fee is calculated daily and paid monthly according to the terms of the management agreement. The Fund pays gross effective investment management fees 0.25% per year on the average daily net assets of the Fund.
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
3. Investments
During the six months ended September 30, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$79,213,795
Sales	81,958,754

Franklin Short Duration U.S. Government ETF 2024 Semi-Annual Report

At September 30, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$164,695,906	$560,578	$(1,595,372)	$(1,034,794)
Futures contracts	—	105,247	(15,804)	89,443
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at September 30, 2024.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$105,247

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$15,804

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(51,589)
Franklin Short Duration U.S. Government ETF 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$206,718
During the six months ended September 30, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$51,341,832
Futures contracts (to sell)	12,440,753
5. Fund share transactions
At September 30, 2024, the Trust had an unlimited number of shares of beneficial interest authorized without par value.  Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 25,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.
6. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended September 30, 2024. The following transactions were effected in such company for the six months ended September 30, 2024.

	Affiliate Value at March 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Institutional Fiduciary Trust, Money Market Portfolio	$2,360,028	$30,877,381	30,877,381	$22,082,759	22,082,759

Franklin Short Duration U.S. Government ETF 2024 Semi-Annual Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2024
Institutional Fiduciary Trust, Money Market Portfolio	—	$139,614	—	$11,154,650
7. Deferred capital losses
As of March 31, 2024, the Fund had deferred capital losses of $27,316,689, which have no expiration date, that will be available to offset future taxable capital gains.
Franklin Short Duration U.S. Government ETF 2024 Semi-Annual Report

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-
inclusive management fee and not paid directly by the fund.

Franklin Short Duration U.S. Government ETF

Board Approval of Management and
Subadvisory Agreements (unaudited)
At an in-person meeting held on May 29, 2024 (Meeting), the Board of Trustees (Board) of Franklin ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.
In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to:  (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment
Franklin Short Duration U.S. Government ETF

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged the ongoing integration of the Putnam family of funds into the Franklin Templeton (FT) family of funds and management’s continued development of strategies to address areas of heightened concern in the registered fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund for various time periods ended December 31, 2023. The Board considered the performance returns for the Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board referenced earlier discussions with management on matters related to, among other things, the expansion and rationalization of the overall product line, including investments in novel asset classes, as well as the growth in assets from internal and external clients. In addition, the Board acknowledged information provided regarding management’s strategy to grow market share through the use of innovative data and technology and investments in marketing and distribution.  The Board noted management’s high level of client engagement and the strength of its internal audit and compliance program. A summary of the Fund’s performance results is below.

Franklin Short Duration U.S. Government ETF

The Performance Universe for the Fund included the Fund and all retail and institutional short US government funds and exchange-traded funds. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was above the median of its Performance Universe. The Board discussed with management the small size of the Fund’s Performance Universe, which included only the Fund and one other short US government fund, and that therefore no quintile information was available for the Fund.  The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio, noting that the Fund pays a Unified Fee (as defined below). The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate), of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.
The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund, which is currently classified as a short U.S. government fund, two short-intermediate investment-grade debt funds, six ultra-short obligation funds, and six short investment-grade debt funds. The Board noted that the Management Rate for the Fund was equal to the median of its Expense Group, and the actual total expense ratio was below the median of its Expense Group.  The Board further noted that the Fund has implemented a unified management fee (Unified Fee) and that pursuant to the Unified Fee arrangement the Manager reimburses the Fund for all of its acquired fund fees and expenses (if any) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s Unified Fee, (ii) future Rule 12b-1 fees (if any), (iii) brokerage expenses, (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses.  The Board concluded that the Management Rate charged to the Fund is reasonable.
Franklin Short Duration U.S. Government ETF

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual Funds during the 12-month period ended September 30, 2023 (the most recent fiscal year-end for FRI). The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run, is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that the Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of the Manager’s contractual requirement to bear most of

Franklin Short Duration U.S. Government ETF

the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that the Fund will generate significant, if any, profit for the Manager and/or its affiliates for some time. The Board also considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board further noted that as of December 31, 2023, the Fund did not have an asset size that would likely enable it to achieve economies of scale.  The Board also noted management’s representation that for the fiscal year ended September 30, 2023, the Fund did not experience a profit. The Board recognized that there would not likely be any economies of scale for the Fund until its assets grow.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.
Franklin Short Duration U.S. Government ETF

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Franklin
Short Duration U.S. Government ETF
Trustees
Rohit Bhagat
Deborah D. McWhinney
Anantha K. Pradeep
Jennifer M. Johnson
Chair
Investment manager
Franklin Advisers, Inc.
Administrative manager
Franklin Templeton Services, LLC
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
111 Sanders Creek Parkway
East Syracuse, NY 13057
Independent registered public accounting firm
PricewaterhouseCoopers LLP
San Francisco, CA
Franklin Short Duration U.S. Government ETF
The Fund is a separate investment series of Franklin ETF Trust, a Delaware statutory trust.
Franklin Short Duration U.S. Government ETF
Legg Mason Funds
One Franklin Parkway
San Mateo, CA 94403-1906
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin Short Duration U.S. Government ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FTSD-SFSOI 11/24
© 2024 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)	Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is reasonably likely to materially affect the internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANY.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Vivek Pai, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Vivek Pai, Chief Financial Officer, Chief Accounting Officer and Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

FRANKLIN ETF TRUST

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	November 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration

Date:	November 22, 2024

By:	/s/ Vivek Pai
Vivek Pai
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	November 22, 2024